Due from Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Due from Related Party [Abstract]
Due from Related Party

6) Due from Related Party

SecureKloud Technologies Inc, (Parent) is a Nevada based corporation, focusing on digital transformation for Avionics, Technology and Manufacturing Industry. As a pioneer in enabling cloud transformation for global enterprises, SecureKloud Technologies Inc is building on foundation of cloud capabilities by creating innovative platforms that are time-tested and designed to drive success in its digital transformation journey. HTI uses the capabilities and resources of the parent for the execution of the projects for its customers.

SecureKloud Technologies Inc owns 59.61% of Healthcare Triangle Inc as of September 30, 2023.

The Company entered into a Master Service Agreement, Shared Services Agreement and Rental Sublease Agreement with its parent. As per the Master Services Agreement, parent provides technical resources according to the statement of work from the Company. The initial term of the agreement is twenty-four months, which is extendable based on mutual consent. The parent charges for the services at cost. The Company received services amounting to $946 and $334 for the quarter ended September 30, 2023, and 2022 respectively. The Company has paid for these services during the year.

As per the terms of the Shared Services and Rental Sublease Agreement, the cost incurred by the parent on behalf of the Company are settled at cost. The Shared Services Agreement includes Development infrastructure, Sales support, Recruitment and Immigration support, Project coordination, HR and Operation support, Management /Advisory services. The Company received services amounting to $78 and $48 for the quarter ended September 30, 2023, and 2022 respectively. The Company has paid for these services during the year.

The Company does not have any signed lease agreement on its name and currently operates from two office locations leased by the Parent. The Company has entered into a sublease agreement with the Parent and paid rent of $67 and $49 for the quarter ended September 30, 2023, and 2022 respectively.

The Company has earned $9 from sale to related parties for the quarter ended September 30, 2023, and Nil0 for the quarter ended September 30, 2022.

7) Due from Related Party

SecureKloud Technologies Inc, (Parent) is a Nevada based corporation, focusing on digital transformation for Avionics, Technology and Manufacturing Industry. As a pioneer in enabling cloud transformation for global enterprises, SecureKloud Technologies Inc is building on foundation of cloud capabilities by creating innovative platforms that are time-tested and designed to drive success in its digital transformation journey. HTI uses the capabilities and resources of the parent for the execution of the projects for its customers.

SecureKloud Technologies Inc owns 61.14% of Healthcare Triangle Inc as of December 31, 2022.

The Company entered into a Master Service Agreement, Shared Services Agreement and Rental Sublease Agreement with its parent. As per the Master Services Agreement, parent provides technical resources according to the statement of work from the Company. The initial term of the agreement is twenty-four months, which is extendable based on mutual consent. The parent charges for the services at cost. The Company received services amounting to $14,063 and $13,810 for the year ended December 31, 2022, and 2021 respectively. The Company has paid for these services during the year.

As per the terms of the Shared Services and Rental Sublease Agreement, the cost incurred by the parent on behalf of the Company are settled at cost. The Shared Services Agreement includes Development infrastructure, Sales support, Recruitment and Immigration support, Project coordination, HR and Operation support, Management /Advisory services. The Company received services amounting to $197 and $197 for the year ended December 31, 2022, and 2021 respectively. The Company has paid for these services during the year.

The Company does not have any signed lease agreement on its name and currently operates from two office locations leased by the Parent. The Company has entered into a sublease agreement with the Parent and paid rent of $180 and $180 for the year ended December 31, 2022, and 2021 respectively.

The Company has made $479 of sale from related parties for the year ended December 31, 2022, and $3,710 for the year ended December 31, 2021.

The Company has acquired intangibles of $3,279 from related parties for the year ended December 31, 2022, and $ 3,050 for the year ended December 31, 2021.

The balance receivable from related parties as of December 31, 2022, was $1,075 and for the year ended December 31, 2021 was $816. The amount represents advance payment towards project related services.

The balance in Accounts receivable from related parties as of December 31, 2022, was $545 and for the year ended December 31, 2021 was $1,936.